CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash and short-term, highly liquid investments with maturity dates of less than three months when acquired that are readily convertible to cash and which are subject to an insignificant risk of changes in value. Counterparties and instruments used to hold the Group’s cash and cash equivalents are continually assessed, with a focus on preservation of capital and liquidity. Bank overdrafts are classified as current portion of borrowings in the consolidated statement of financial position.
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Cash at banks and on hand	279	304
Short-term deposits and securities	30	56
Total cash and cash equivalents	309	360
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Euro	185	248
US dollar	6	27
British pound	33	30
Norwegian krone	26	34
Swedish krona	44	8
Other	15	13
Total cash and cash equivalents	309	360

There are no material restrictions on the Group’s cash and cash equivalents.